Guarantor and Non-Guarantor Financial Statements - Condensed Consolidating Statement of Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 25, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Income Statements, Captions [Line Items]
Net sales	$ 78,842	$ 995,930	$ 984,497	$ 910,179
Cost of sales	60,296	803,973	745,995	710,360
Gross profit	18,546	191,957	238,502	199,819
Operating expenses
Selling and warehousing	(5,167)	(70,910)	(67,413)	(66,212)
General and administrative	(3,577)	(47,039)	(58,662)	(41,612)
Amortization of acquired intangible assets	(405)	(22,176)	(22,165)	(20,378)
Merger and acquisition costs	(5,170)			(11,331)
Restructuring costs, net		(7,593)	(5,877)	(1,275)
Stock-based compensation expense	(15,082)
Trademark impairment loss		(2,000)		(3,800)
Patent litigation (Note 14)	(500)	(2,200)		(387)
Antitrust litigation costs	(813)	(198)	(1,228)	(11,731)
Operating income (loss)	(12,168)	39,841	83,157	43,093
Other expense
Interest (expense) income, net	(4,663)	(51,453)	(54,765)	(51,691)
Intercompany interest
Debt commitment fees				(5,945)
Management fee expense	(139)
Loss on early extinguishment of debt	(24,153)
Miscellaneous, net	(727)	(3,623)	(6,188)	(4,974)
(Loss) income before income taxes	(41,850)	(15,235)	22,204	(19,517)
Income tax benefit (expense) (Note 12)	13,952	2,993	(7,577)	906
Net (loss) income before equity in earnings of subsidiaries	(27,898)	(12,242)	14,627	(18,611)
Equity in earnings of subsidiaries
Net income (loss)	(27,898)	(12,242)	14,627	(18,611)
Comprehensive income (loss)	(27,155)	24,621	5,472	(53,090)
Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	(9,872)	(125,055)	(121,109)	(106,994)
Cost of sales	(9,872)	(125,055)	(121,109)	(106,994)
Gross profit
Operating expenses
Selling and warehousing
General and administrative
Amortization of acquired intangible assets
Merger and acquisition costs
Restructuring costs, net
Stock-based compensation expense
Trademark impairment loss
Patent litigation (Note 14)
Antitrust litigation costs
Operating income (loss)
Other expense
Interest (expense) income, net
Intercompany interest
Debt commitment fees
Management fee expense
Loss on early extinguishment of debt
Miscellaneous, net
(Loss) income before income taxes
Income tax benefit (expense) (Note 12)
Net (loss) income before equity in earnings of subsidiaries
Equity in earnings of subsidiaries	16,589	(8,674)	(61,812)	(2,820)
Net income (loss)	16,589	(8,674)	(61,812)	(2,820)
Comprehensive income (loss)	15,219	(82,641)	(67,375)	74,030
Parent Guarantor UCI Holdings Limited [Member]
Condensed Income Statements, Captions [Line Items]
Net sales
Cost of sales
Gross profit
Operating expenses
Selling and warehousing
General and administrative			(3)	(34)
Amortization of acquired intangible assets
Merger and acquisition costs
Restructuring costs, net
Trademark impairment loss
Patent litigation (Note 14)
Antitrust litigation costs
Operating income (loss)			(3)	(34)
Other expense
Interest (expense) income, net		36
Intercompany interest		66
Debt commitment fees
Miscellaneous, net		(1)	1
(Loss) income before income taxes		101	(2)	(34)
Income tax benefit (expense) (Note 12)
Net (loss) income before equity in earnings of subsidiaries		101	(2)	(34)
Equity in earnings of subsidiaries		(12,343)	14,629	(18,577)
Net income (loss)		(12,242)	14,627	(18,611)
Comprehensive income (loss)		23,406	27,298	(56,273)
Issuer UCI International [Member]
Condensed Income Statements, Captions [Line Items]
Net sales
Cost of sales
Gross profit
Operating expenses
Selling and warehousing
General and administrative		(7,666)	(17,779)	(6,972)
Amortization of acquired intangible assets
Merger and acquisition costs	(5,154)			(11,331)
Restructuring costs, net
Stock-based compensation expense
Trademark impairment loss
Patent litigation (Note 14)
Antitrust litigation costs
Operating income (loss)	(5,154)	(7,666)	(17,779)	(18,303)
Other expense
Interest (expense) income, net	(2,504)	(54,441)	(54,708)	(51,813)
Intercompany interest		22,273	22,397	20,726
Debt commitment fees				(5,945)
Management fee expense
Loss on early extinguishment of debt	(10,004)
Miscellaneous, net
(Loss) income before income taxes	(17,662)	(39,834)	(50,090)	(55,335)
Income tax benefit (expense) (Note 12)	6,822	15,196	17,320	20,166
Net (loss) income before equity in earnings of subsidiaries	(10,840)	(24,638)	(32,770)	(35,169)
Equity in earnings of subsidiaries	(17,058)	12,295	47,399	16,592
Net income (loss)	(27,898)	(12,343)	14,629	(18,577)
Comprehensive income (loss)	(27,155)	24,520	5,474	(53,056)
Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	75,222	937,030	936,993	862,435
Cost of sales	58,257	766,238	720,568	683,367
Gross profit	16,965	170,792	216,425	179,068
Operating expenses
Selling and warehousing	(4,575)	(63,812)	(60,396)	(59,281)
General and administrative	(3,274)	(35,092)	(36,398)	(29,253)
Amortization of acquired intangible assets	(405)	(21,237)	(21,246)	(19,457)
Merger and acquisition costs	(16)
Restructuring costs, net		(6,498)	(2,477)	(1,124)
Stock-based compensation expense	(15,082)
Trademark impairment loss		(2,000)		(3,800)
Patent litigation (Note 14)	(500)	(2,200)		(387)
Antitrust litigation costs	(813)	(198)	(1,228)	(11,731)
Operating income (loss)	(7,700)	39,755	94,680	54,035
Other expense
Interest (expense) income, net	(2,166)	(13)	(55)	(59)
Intercompany interest	30	(22,052)	(22,035)	(20,399)
Debt commitment fees
Management fee expense	(139)
Loss on early extinguishment of debt	(14,149)
Miscellaneous, net	(727)	(5,613)	(6,204)	(5,206)
(Loss) income before income taxes	(24,851)	12,077	66,386	28,371
Income tax benefit (expense) (Note 12)	7,324	(8,504)	(18,771)	(16,584)
Net (loss) income before equity in earnings of subsidiaries	(17,527)	3,573	47,615	11,787
Equity in earnings of subsidiaries	469	8,722	(216)	4,805
Net income (loss)	(17,058)	12,295	47,399	16,592
Comprehensive income (loss)	(16,315)	49,158	38,244	(17,887)
Non-Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	13,492	183,955	168,613	154,738
Cost of sales	11,911	162,790	146,536	133,987
Gross profit	1,581	21,165	22,077	20,751
Operating expenses
Selling and warehousing	(592)	(7,098)	(7,017)	(6,931)
General and administrative	(303)	(4,281)	(4,482)	(5,353)
Amortization of acquired intangible assets		(939)	(919)	(921)
Merger and acquisition costs
Restructuring costs, net		(1,095)	(3,400)	(151)
Stock-based compensation expense
Trademark impairment loss
Patent litigation (Note 14)
Antitrust litigation costs
Operating income (loss)	686	7,752	6,259	7,395
Other expense
Interest (expense) income, net	7	2,965	(2)	181
Intercompany interest	(30)	(287)	(362)	(327)
Debt commitment fees
Management fee expense
Loss on early extinguishment of debt
Miscellaneous, net		1,991	15	232
(Loss) income before income taxes	663	12,421	5,910	7,481
Income tax benefit (expense) (Note 12)	(194)	(3,699)	(6,126)	(2,676)
Net (loss) income before equity in earnings of subsidiaries	469	8,722	(216)	4,805
Equity in earnings of subsidiaries
Net income (loss)	469	8,722	(216)	4,805
Comprehensive income (loss)	$ 1,096	$ 10,178	$ 1,831	$ 96